Other liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Asset retirement obligations	$ 15.9	$ 37.4
Other	48.6	22.3
Other long-term liabilities	64.5	59.7
Current portion of other long-term liabilities	(13.3)	(42.0)
Other long-term liabilities	$ 51.2	$ 17.7